Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Components of lease expense

The components of lease expense included in the Company’s condensed consolidated statements of operations and comprehensive income (loss) include (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Operating lease expense	$359	$331	$718	$592
Variable lease expense	88	215	207	395
Total lease expense, net	$447	$546	$925	$987

The components of lease expense included in the Company’s consolidated statements of operations and comprehensive loss include (in thousands):

	Years ended December 31,
	2025	2024
Operating lease expense	$1,311	$1,043
Variable lease expense	568	689
Total lease expense, net	$1,879	$1,732

Summary of weighted average remaining lease term and weighted average discount rate

The weighted average remaining lease term and weighted average discount rate for operating leases were as follows:

	As of June 30,
	2026	2025
Weighted average remaining lease term (in years)	4.40	5.40
Weighted average discount rate percentage	9.00%	9.00%

The weighted average remaining lease term and weighted average discount rate for operating leases were as follows:

	December 31,
	2025	2024
Weighted average remaining lease term (in years)	4.9	0.5
Weighted average discount rate percentage	9.00%	3.50%

Supplemental cash flow information related to leases

Supplemental cash flow information related to leases under which the Company is the lessee was as follows (amounts in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cash paid for amounts included in the measurement of operating leases	$365	$557	$609	$845

Supplemental cash flow information related to leases under which the Company is the lessee was as follows (amounts in thousands):

	Years ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of operating leases	$967	$1,685

Maturities of operating lease liabilities

Maturities of operating lease liabilities as of June 30, 2026 were as follows (in thousands):

Operating lease
Six months ending December 31, 2026	$875
2027	1,528
2028	1,574
2029	1,621
2030	1,529
Total future lease payments	7,127
Less: imputed interest	(1,264)
Total operating lease liabilities	$5,863

Maturities of operating lease liabilities as of December 31, 2025 were as follows (in thousands):

Years ending December 31:	Operating lease
2026	$1,484
2027	1,528
2028	1,574
2029	1,621
2030	1,529
Total future lease payments	7,736
Less imputed interest	(1,536)
Total operating lease liabilities	$6,200